ASSETS SUBJECT TO FORECLOSURE AND DISCONTINUED OPERATIONS	6 Months Ended
Dec. 31, 2025
ASSETS SUBJECT TO FORECLOSURE AND DISCONTINUED OPERATIONS
ASSETS SUBJECT TO FORECLOSURE AND DISCONTINUED OPERATIONS

4.   ASSETS SUBJECT TO FORECLOSURE AND DISCONTINUED OPERATIONS

As discussed in Note 2, the noteholders of the Secured Notes initiated legal proceedings seeking payment in full of the outstanding amounts and enforcement of the collateral pledged pursuant to such agreements. On December 18, 2025, the competent court issued a precautionary ruling prohibiting the Company from transferring, assigning, encumbering, or otherwise disposing of the collateral assets pledged in connection with the notes. On January 20, 2026, subsequent to the reporting date, a judicial foreclosure auction was held with respect to such collateral, resulting in the transfer of certain assets to entities affiliated with the noteholders with a consideration offered of $15 million. As of the date of issuance of these consolidated financial statements, the foreclosure process has not been formally concluded, and the Company is in the process of negotiating a transition agreement with the noteholders.

The consideration offered so far by the noteholders for the collateral assets is not sufficient to fully settle the outstanding amounts under the Secured notes. In addition to the assets pledged and subject to judicial foreclosure, the Secured notes are further guaranteed by BCS Holding Inc., Bioceres Crops do Brasil Ltda., Bioceres Crops S.A., Bioceres Semillas S.A.U., Verdeca LLC, Rasa Holding LLC, Rizobacter Argentina S.A., Rizobacter del Paraguay S.A., Rizobacter do Brasil Ltda., Rizobacter South Africa, Rizobacter Uruguay, Rizobacter USA, LLC, Pro Farm Group, Inc., Pro Farm Michigan Manufacturing LLC, Pro Farm, Inc., Pro Farm Technologies Comércio de Insumos Agrícolas do Brasil Ltda., Glinatur S.A. and Pro Farm OU.

The Company disputes the alleged defaults, the acceleration of the notes, and the commercial reasonableness of the foreclosure process, has demanded a jury trial, and has initiated a counterclaim against the directors who were appointed to represent the noteholders. The Company has reserved all rights and remedies in this respect.

Due to the situation above, as of December 31, 2025, the collateral assets subject to the court-mandated disposal process met the criteria set forth in IFRS 5 Non-current Assets Held for Sale and Discontinued Operations to be classified as non-current assets held for sale (“assets and liabilities subject to foreclosure”, as:

●	the assets were available for immediate sale in their present condition;
●	the sale was highly probable and imposed by a binding judicial ruling;
●	an active and irreversible process to dispose of the assets had been initiated; and
●	the sale was expected to be completed within twelve months of the reporting date.

In accordance with IFRS 5, the assets classified as subject to foreclosure were measured at the lower of their carrying amount and fair value less costs to sell. Based on the expected proceeds from the foreclosure auction, we recognized an impairment loss to reflect this measurement.

The cumulative loss recognized due to the measurement in connection with the net assets subject to foreclosure amounted to $179.0 million, as detailed below.

Net assets reclassified as subject to foreclosure	194,008,341
Consideration offered from noteholders	(15,000,000)
Net loss from foreclosure	179,008,341

The disposal group classified subject to foreclosure represents a separate major geographical area of operations, primarily related to the Group’s activities, mainly in the United States and Europe, and constitutes a significant component of the Group’s consolidated assets and revenues.

As a result, the disposal qualifies as a discontinued operation in accordance with IFRS 5. Consequently,

●	the results of the discontinued operation have been presented separately from continuing operations in the consolidated statements of profit or loss and other comprehensive income;
●	the assets and liabilities related to the discontinued operation have been presented separately in the consolidated statement of financial position;
●	cash flow attributable to the discontinued operation have been presented separately from those of continuing operations in the consolidated statement of cash flows, disclosing operating, investing and financing cash flows; and
●	comparative information has been recast to reflect the discontinued operation presentation.

Net assets classified as subject to foreclosure

The carrying amount of the net assets subject to foreclosure was estimated based on the best information available on the reporting date as the transition process remained ongoing and had not been formally finalized.

12/31/2025
Current assets
Cash and cash equivalents	555,828
Trade receivables	22,163,439
Other receivables	3,046,129
Inventories	12,742,121
Non-current assets
Investment properties	568,967
Property, plant and equipment	12,171,900
Intangible assets	89,149,047
Goodwill	76,089,749
Right of use asset	4,884,724
Total assets subject to foreclosure	221,371,904

Current liabilities
Trade and other payables	18,416,300
Borrowings	21,046
Employee benefits and social security	369,852
Consideration for acquisition	7,530
Lease liabilities	988,531
Non-current liabilities
Borrowings	3,024,032
Deferred revenue and advances from customers	383,422
Lease liabilities	4,152,850
Total liabilities subject to foreclosure	27,363,563

Net assets subject to foreclosure	194,008,341

Total assets subject to foreclosure amounting to $221.4 million were remeasured based on the foreclosure consideration offered from the noteholders, which amounted to $15.0 million, together with estimated assumed liabilities classified in the consolidated statements of financial position as “Liabilities subject to foreclosure” of $27.4 million. As a result of this remeasurement, assets subject to foreclosure reached to $42.4 million and are presented in the consolidated statements of financial position as “Asset subject to foreclosure.”

Net income from discontinued operations

	Three-month period ended		Six-month period ended
	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Revenues from contracts with customers	15,783,275	7,878,122	24,253,498	17,066,918
Cost of sales	(4,965,581)	(4,289,502)	(7,900,947)	(7,785,601)
Research and development expenses	(1,513,131)	(2,224,239)	(3,577,786)	(4,248,254)
Selling, general and administrative expenses	(6,825,222)	(7,809,434)	(12,779,498)	(14,360,935)
Other income or expenses, net	122,906	(388)	129,029	(388)
Operating profit (loss)	2,602,247	(6,445,441)	124,296	(9,328,260)

Financial cost	(907,200)	(1,002,373)	(1,855,705)	(1,515,603)
Other financial results	(79,534)	554,251	243,043	1,151,858
Income (Loss) before income tax	1,615,513	(6,893,563)	(1,488,366)	(9,692,005)

Income tax	(601,195)	835,245	(205,166)	1,209,975
(Loss)/ Profit for the period from discontinued operations	1,014,318	(6,058,318)	(1,693,532)	(8,482,030)